Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
Armor US Equity Index ETF | Armor US Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMR
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEFS